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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         University Capital Strategies Group, LLC
                 ----------------------------------------
   Address:      #444 - 408 St. Peter Street
                 ----------------------------------------
                 St. Paul, MN 55102
                 ----------------------------------------

Form 13F File Number: 28-11803
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matt Ohme
         -------------------------------
Title:   Investment Accountant
         -------------------------------
Phone:   651-251-0380
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Matt Ohme                  St. Paul, MN        11/14/08
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        --------------------

Form 13F Information Table Entry Total:       31
                                        --------------------

Form 13F Information Table Value Total:       $29,312
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                                                  SH/ PUT/ Investment  Other    Voting Authority
       NAME OF ISSUER             TITLE OF CLASS    CUSIP   Value (x$1000)  SHRS  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
ALCOA INC                               COM       013817101        201.46   8922   SH                           8922
APPLIED BIOSYSTEMS INC DEL              COM       038149100       2863.85  83616   SH                          83616
ALLIED WASTE INDS INC             COM PAR $.01NEW 019589308       1108.96  99816   SH                          99816
BLOCKBUSTER INC                        CL B       093679207        158.39 120910   SH                         120910
BARR PHARMACEUTICALS INC                COM       068306109        463.89   7104   SH                           7104
BRONCO DRILLING CO INC                  COM       112211107        212.60  20802   SH                          20802
ANHEUSER BUSCH COS INC                  COM       035229103       1838.25  28333   SH                          28333
CHIPOTLE MEXICAN GRILL INC             CL B       169656204        540.20  11555   SH                          11555
CASTLEPOINT HOLDINGS LTD                COM       G19522112        438.70  39416   SH                          39416
CORN PRODS INTL INC                     COM       219023108        882.83  27349   SH                          27349
COMPANIA DE TELECOMUNICS CHI       SPON ADR NEW   204449300        103.99  15270   SH                          15270
DRS TECHNOLOGIES INC                    COM       23330x100        687.30   8955   SH                           8955
DATASCOPE CORP                          COM       238113104        420.01   8135   SH                           8135
CHC HELICOPTER CORP                CL A SUB VTG   12541c203       2294.82  74743   SH                          74743
GREY WOLF INC                           COM       397888108        548.97  70562   SH                          70562
HLTH CORPORATION                        COM       40422Y101       2314.33 202479   SH                         202479
HILB ROGAL & HOBBS CO                   COM       431294107       2737.47  58568   SH                          58568
I2 TECHNOLOGIES INC                   COM NEW     465754208        900.43  66748   SH                          66748
LONGS DRUG STORES CORP                  COM       543162101        379.26   5014   SH                           5014
LANDRYS RESTAURANTS INC                 COM       51508L103        183.86  11824   SH                          11824
MERRILL LYNCH & CO INC                  COM       590188108        203.51   8044   SH                           8044
NAPSTER INC                             COM       630797108         56.64  21702   SH                          21702
NDS GROUP PLC                      SPONSORED ADR  628891103       2546.63  45565   SH                          45565
TURBOCHEF TECHNOLOGIES INC            COM NEW     900006206        228.24  37112   SH                          37112
PHOTON DYNAMICS INC                     COM       719364101        194.41  12665   SH                          12665
PUGET ENERGY INC NEW                    COM       745310102       1088.35  40762   SH                          40762
RIVIERA HLDGS CORP                      COM       769627100        138.99  18910   SH                          18910
SI INTL INC                             COM       78427V102        915.29  30459   SH                          30459
GREENFIELD ONLINE INC                   COM       395150105        555.43  31921   SH                          31921
TERCICA INC                             COM       88078L105       3092.88 345960   SH                         345960
UST INC                                 COM       902911106       1012.41  15215   SH                          15215

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